Note 22 - Derivatives (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value June 30, 2023 (in USD)

21/5/2021	21/11/2025	€50,000	$61,175	2.70%	4.10%	$(6,663)
25/5/2021	21/11/2025	€50,000	$61,200	2.70%	4.05%	$(6,870)
					Total fair value	$(13,533)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs	$2,842	$3,537
Bunker swaps	26	-
Interest rate swaps	9,876	16,150
Interest rate caps	20,909	20,782
Forward currency contracts	1,459	1,829
Total gross derivative contracts	$35,112	$42,298

Amounts offset
Counterparty netting	(2,868)	(3,131)
Total derivative assets, June 30, 2023	$32,244	$39,167
	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs	$(20,666)	$(3,131)
Bunker swaps	(130)	-
Cross-currency rate swaps	(2,211)	(11,322)
Total gross derivative contracts	$(23,007)	$(14,453)

Amounts offset
Counterparty netting	2,868	3,131
Total derivative liabilities, June 30, 2023	$(20,139)	$(11,322)

Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the six-month periods ended
June 30, 2022 and 2023
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	2022	2023
Interest rate swaps and cross-currency swaps	$26,236	$(5,967)
Interest rate caps (included component)	3,743	20,316
Interest rate caps (excluded component) (1)	(2,892)	(15,063)
Reclassification to Interest and finance costs	1,642	(8,155)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	54	1,272
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	31	31
Total	$28,814	$(7,566)

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2022	2023
Hedging interest rate swaps and caps	Loss on derivative instruments, net	$-	$12,160
Non-hedging interest rate swaps	Loss on derivative instruments, net	(190)	(283)
Forward Freight Agreements	Loss on derivative instruments, net	-	(19,724)
Bunker swap agreements	Loss on derivative instruments, net	-	(48)
Forward currency contracts	Loss on derivative instruments, net	(720)	909
Total		$(910)	$(6,986)